Identified Intangible Assets, Net (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets					$ 0	$ 0
Acquired in-place leases
Finite-Lived Intangible Assets [Line Items]
Gross value of leases	$ 17,300,000		$ 17,300,000		17,300,000	18,500,000
Acquired in-place leases, accumulated amortization	17,300,000		17,300,000		17,300,000	18,500,000
Amortization expense	0	$ 0	0	$ 0	0	$ 813,000
Intangible assets	$ 0		$ 0		$ 0